Summary of Significant Accounting Policies (Details) - Schedule of management consulting services - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Management Consulting Services Abstract
Management and assessment services	$ 440,254	$ 19,676	$ 135,938
Consulting services for financial guarantee customers			9,503
Consulting services relating to debt collection	206,792	2,108,477	493,779
Industrial operation services	146,245
Total	$ 793,291	$ 2,128,153	$ 639,220